Borrowings - Schedule of Borrowings and Weighted Interest Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Debt Disclosure [Abstract]
Weighted interest rates on the Company's outstanding debt based upon borrowings outstanding as of the period ending approximated	3.20%	2.20%
Weighted interest rate on the bank lines of credit based upon borrowings outstanding	3.00%	1.40%
Average bank lines of credit over the respective fiscal years	$ 149,888	$ 221,300
Weighted average interest rate on short-term borrowings approximated	1.10%	1.00%
Average short-term borrowings over the respective fiscal years	$ 1,122	$ 4,727